Label	Element	Value
Needham Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001002537_SupplementTextBlock	Needham Aggressive Growth Fund Retail Class NEAGX Institutional Class NEAIX Supplement dated August 25, 2017 to the Prospectus for The Needham Funds, Inc., dated May 1, 2017.
Risk/Return [Heading]	rr_RiskReturnHeading	Needham Aggressive Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Notwithstanding anything in a Fund’s Prospectus or Statement of Additional Information, the redemption fee for each Fund is removed and will not be charged, effective August 25, 2017.

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You should read this Supplement in conjunction with the Prospectus for The Needham Funds, Inc., as dated May 1, 2017 and supplemented from time to time.  This document provides information that you should know about The Needham Funds, Inc. before investing and has been filed with the Securities and Exchange Commission.  This document is available upon request and without charge by calling the Company at 1-800-625-7071.

Please retain this Supplement for future reference.